Skadden, Arps, Slate, Meagher & Flom llp
FOUR TIMES SQUARE
NEW YORK 10036-6522
________
(212) 735-3000
Fax:  (212) 735-2000
http://www.skadden.com

July 2, 2012

James E. O'Connor
Division of Investment Management
Securities and Exchange Commission
Washington, D.C.  20549

RE:	Apollo Investment Corporation

Dear Mr. O'Connor:

Electronically transmitted herewith for filing on behalf of Apollo Investment Corporation (the "Company") is the Company’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-2 (the "Registration Statement") under the Securities Act of 1933, as amended.

The Company represents that its Registration Statement is substantially similar to Post-Effective Amendment No. 4, filed February 6, 2012, to the Company's current shelf registration statement (File No. 333-170519) and that the substantive changes made to the disclosure contained in Post-Effective Amendment No. 4 to the Company's current shelf registration statement are as follows:

o
Financial statements and the notes thereto, the MD&A, dividends declared by the Company, selected financial data, price range of common stock, the Company's top ten portfolio companies and industries and other related updates were included in the base prospectus (as of the Company's fiscal year end March 31, 2012).

o	The risk factors portion of the Registration Statement was updated to reflect certain factual updates related to the Company, current regulatory conditions and current market conditions.
o
The section Sales of Common Stock Below Net Asset Value was revised to show the current ability of the Company, as approved by its shareholders, to issue shares below net asset value.  The section is substantively similar to the corresponding section in the Company’s current shelf registration statement.

o	The Business section was revised to show current information about the Company’s investments and valuation policy.
o	The Management section was revised to show current and updated information about the Company's portfolio managers and a change in Chief Investment Officer.
o	Compensation paid to Directors and Officers was updated.
o	Fees paid to the Company's investment adviser and its administrator were updated.
o	The Portfolio Companies chart was revised to show information as of March 31, 2012.
o	Other minor factual updates.

If you have any questions, please contact me at (212) 735-3859 or Richard Prins at (212) 735-2790.

Sincerely,

/s/ Veronica Castillo
Veronica Castillo
Enclosures